Inventory	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Inventory

Note 7 – Inventory

At January 31, 2022 and January 31, 2021, inventory is entirely comprised of finished goods inventory. Finished goods inventory primarily consists of hardware and related parts for mobile asset units held for sale. For the years ended January 31, 2022, 2021 and 2020, a nominal provision for excess or obsolete inventories has been recorded in cost of revenues.